PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Net cash (used in)/provided by operating activities	¥ (40,301,906)	$ (6,176,537)	¥ (31,641,810)	¥ (103,428,000)
Net cash (used in)/provided by investing activities	(288,737,892)	(44,251,016)	285,594,134	(113,171,879)
Net cash provided by/(used in) financing activities	503,479,539	77,161,615	(22,252,291)	166,251,377
Effect of foreign currency exchange rate changes on cash and cash equivalents	(32,220,775)	(4,938,051)	2,527,206	3,406,343
Net (decrease)/increase in cash and cash equivalents	142,218,966	21,796,011	234,227,239	(46,942,159)
Cash at the beginning of the year	297,273,822	45,559,206	63,046,583	109,988,742
Cash at the end of the year	439,492,788	$ 67,355,217	297,273,822	63,046,583
Reportable Legal Entities | Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Net cash (used in)/provided by operating activities	1,961,394		(702,200)	(261,927)
Net cash (used in)/provided by investing activities	(252,497,206)		2,015,462	(240,685,100)
Net cash provided by/(used in) financing activities	532,995,338		(920,710)	166,251,377
Effect of foreign currency exchange rate changes on cash and cash equivalents	(21,301,631)		76,203	2,572,689
Net (decrease)/increase in cash and cash equivalents	261,157,895		468,755	(72,122,961)
Cash at the beginning of the year	720,560		251,805	72,374,766
Cash at the end of the year	¥ 261,878,455		¥ 720,560	¥ 251,805